STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																	1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 27, 2025	Oct. 13, 2025	Oct. 08, 2025	Sep. 30, 2025	Jun. 16, 2025	Jun. 05, 2025	Mar. 20, 2025	Feb. 14, 2025	Dec. 31, 2024	Nov. 06, 2024	Feb. 06, 2024	Feb. 05, 2024	Jul. 13, 2023	Apr. 04, 2023	Oct. 25, 2022	Sep. 08, 2022	Nov. 30, 2024	Apr. 30, 2023	Sep. 30, 2025	Jun. 30, 2025 [1]	Mar. 31, 2025		Mar. 27, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	Oct. 06, 2025	Jul. 23, 2024	Jul. 22, 2024	Dec. 10, 2021	Nov. 08, 2021	Mar. 18, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable									3,951,634																					3,951,634
Proceeds from exercise of warrants																														$ 1,115,334
Cash issuance costs																												$ 72,805
Shares held in abeyance				1,138,055			1,138,055		1,201,580										1,138,055					1,201,580		1,351,580		1,138,055	1,201,580	1,201,580
Sale of aggregate shares													685,033
Cash fee for services																																$ 7,500
Issuance costs																														$ 595,364
Options granted																														1,934,716
Exercise price of options granted																														$ 1.45
Weighted average grant date fair value of stock options granted																			$ 0					$ 0				$ 1.87	$ 1.11	$ 1.45		$ 3.00
Issuance and sale of common stock, net of issuance costs										$ 3,614,170										$ 888,138	$ 901,610	[2]										$ 2,348,773
Net proceeds from shares sold																												$ 2,011,250				$ 494,783
Deferred offering costs reclassified to additional paid-in capital																												148,697
Repurchase of common stock				$ 0
Gross proceeds from exercise of options																												$ 42,411
Preferred stock, par value				$ 0.01					$ 0.01										$ 0.01									$ 0.01		$ 0.01		$ 0.01
Common stock shares authorized				75,000,000					75,000,000										75,000,000									75,000,000		75,000,000		75,000,000
Vested common stock, shares																																1,442
Net proceeds offering price													$ 1,853,990																			$ 1,853,990
Offering price													$ 3.03
Proceeds from issuance of warrants																														2,189,420
Gain on exchange of warrants																													1,711,698	$ 1,711,698
Two Thousand Twenty One Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock authorized																																						1,175,000
Two Thousand And Twenty One Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized to issue																																		6,850,000	3,850,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued																																					1,543,158
Preferred stock, par value																																					$ 0.01
Preferred stock, liquidation preference																																					$ 0.001
Preferred stock voting rights																4.99
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued																1,543,158
Preferred stock voting rights																9.99
Preferred stock voting percentage																														9.99%
Preferred stock conversion term																														Each share of Series B shall be convertible, at any time and from time to time, at the option of the Series B holder, into one share of Common Stock;
Series B Preferred Stock [Member] | Beneficial Ownership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting percentage																														9.99%
Ownership percentage									9.50%																					9.50%
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, converted instrument, shares issued															25,000
Number of shares converted															1,518,158
Common Class B [Member] | Auctus Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, converted instrument, shares issued															25,000
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued				1,398,158					1,398,158										1,398,158									1,398,158		1,398,158		1,398,158
Preferred stock, shares outstanding				1,398,158					1,398,158										1,398,158									1,398,158		1,398,158		1,398,158
Series B Convertible Preferred Stock [Member] | Auctus Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted														120,000
Common Stock [Member] | Auctus Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued in conversion														120,000
Minimum [Member] | Two Thousand Twenty One Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized													2,500,000																							1,175,000
Maximum [Member] | Two Thousand Twenty One Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized													3,850,000																							2,500,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price			$ 2.75																														$ 2.75
Stock issued during period shares new issues			678,125
Subsequent Event [Member] | Auctus Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues	220,000																						63,525
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted																												2,177,908
Exercise price of options granted																												$ 2.45
Shares issued upon exercise of options																												29,249
Exercise price of options exercised																												$ 1.45
Gross proceeds from exercise of options																												$ 42,411
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted						25,000		2,152,908
Exercise price of options granted						$ 1.78		$ 2.46
Grant date fair value of options granted						$ 34,250		$ 4,044,250
Vesting of options description						vests to the extent of 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant.		vest as follows: (i) options to purchase an aggregate 323,459 shares of common stock vest monthly over one year, and (ii) options to purchase an aggregate of 1,829,449 shares of common stock vest to the extent of 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant.
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted		25,000
Exercise price of options granted		$ 1.62
Vesting of options description		vests as follows: (i) 50% immediately, and (ii) the remainder quarterly over two years commencing one year from the date of grant.
Board Of Director [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of common stock					$ 2,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable									2,150,000		3,351,580																			2,150,000
Exercise price											$ 2.33
Proceeds from exercise of warrants											$ 8,100,000
Cash issuance costs											$ 595,364
Stock issued during period shares new issues											2,150,000									473,337	492,087	[2]										817,860
Sale of aggregate shares																												2,213,525
Issuance and sale of common stock, net of issuance costs																				$ 47	$ 49	[2]						$ 1,100,000				$ 81
Abeyance shares issued																					63,525				150,000
Shares issued upon exercise of options																										2,000,000	[3]			2,000,000	[4]
Common Stock [Member] | Demand Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds offering price																		$ 6,109,000
Common Stock [Member] | A T M Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues																																132,827
Issuance and sale of common stock, net of issuance costs																	$ 3,614,000
Net proceeds from shares sold																														$ 906,000		$ 494,782
Weighted average price																																$ 4.68
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable			508,592
Stock issued during period shares new issues																							1,829,449
Options granted																							323,459
Weighted average price																							$ 2.46
Common Stock [Member] | Subsequent Event [Member] | A T M Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues																							492,000
Issuance and sale of common stock, net of issuance costs																							$ 1,084,000
Common Stock [Member] | Roth Capital Partners L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash fee for services												$ 528,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable											2,513,686
Exercise price											$ 2.43
Warrants for cash and the payment											$ 0.125
Common Stock [Member] | Two Thousand Twenty Four A T M Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues																			0									965,424
Issuance and sale of common stock, net of issuance costs																												$ 2,011,250
Commissions, legal and accounting fees																												72,805
Net proceeds from shares sold																												$ 1,938,445
Common Stock [Member] | Auctus Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares held in abeyance									1,201,580																					1,201,580
Stock issued during period shares new issues							63,525				1,201,580
Abeyance shares issued																			0									63,525
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of adjustment				$ 1,968,315					$ 2,520,851
Weighted average estimated fair value of warrants granted																														$ 0.87
Warrant [Member] | Roth Capital Partners L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance costs																													$ 595,364	$ 595,364
Existing Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of warrants																														$ 7,809,181
Existing Warrant [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues																														3,351,580
Issuance and sale of common stock, net of issuance costs																														$ 4,742,244
Fair value of adjustment																														1,115,334
Proceeds from issuance of warrants																														8,123,392
New Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of warrants																														314,211
New Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance costs																														595,364
Stock issued during period value warrants																														2,189,420
Gain on exchange of warrants																														$ 1,711,698

[1]	Represents the gross proceeds of $927,335, less issuance costs of $39,197, resulting in net proceeds of $888,138. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[2]	Represents the gross proceeds of $1,083,915, less issuance costs of $182,305, resulting in net proceeds of $901,610. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[3]	Represents the aggregate fair value of 3,351,580 shares of common stock, which includes 2,000,000 shares that were issued at the time of the warrant exchange and 1,351,580 shares that were held in abeyance at the time of the warrant exchange. See Note 4 - Stockholders’ Equity - Warrant Exercise and Issuance and Note 5 - Fair Value Measurement for additional details.
[4]	Represents the aggregate fair value of 3,351,580 shares of common stock, which includes 2,150,000 shares that have been issued and 1,201,580 shares held in abeyance. See Note 6 - Stockholders’ Equity - Warrant Exercise and Issuance and Note 9 - Fair Value Measurement for additional details.